RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 2,716,304	$ 2,530,082	$ 8,073,128	$ 6,577,331
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	156,432	135,268	441,853	349,167
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	318,350	312,936	963,872	976,415
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	2,241,522	1,944,419	6,348,804	4,352,895
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 0	$ 137,459	$ 318,599	$ 898,854